Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, equipment and software, net
Property, equipment and software, net

	As of December 31,
	2015	2016
	RMB	RMB
Equipment	34,802	41,535
Leasehold improvements	35,741	32,731
Servers	18,057	36,135
Office furniture, vehicles and logistics equipment	19,307	19,612
Software	7,978	8,909

Total	115,885	138,922
Less: Accumulated depreciation	(59,840)	(85,320)

Net book value	56,045	53,602